Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Total operating profit from continuing operations		£ 2,780	£ 2,870	£ 3,493
Adjustments for:
Depreciation, amortisation and impairment		1,640	1,725	1,530
Share-based payments		19	27	16
Changes in working capital	[1]	394	(36)	108
Changes in provisions	[1]	198	18	(206)
Changes in pensions and other post-retirement benefit obligations		(117)	(140)	(239)
Cash generated from operations – continuing operations		4,914	4,464	4,702
Tax (paid)/recovered		(199)	(75)	8
Net cash inflow from operating activities – continuing operations		4,715	4,389	4,710
Net cash used in operating activities – discontinued operations		(97)	(71)	(207)
Cash flows from investing activities
Acquisition of financial investments		(108)	(89)	(2)
Acquisition of Geronimo and Emerald		(139)	0	0
Investments in joint ventures and associates		(82)	(143)	(129)
Loans to joint ventures and associates		0	(31)	(68)
Disposal of financial investments		63	18	134
Disposal of 61% interest in UK Gas Distribution		0	0	(20)
Disposal of interests in Quadgas HoldCo Limited		1,965	0	0
Purchases of intangible assets		(317)	(306)	(173)
Purchases of property, plant and equipment		(4,583)	(3,635)	(3,738)
Disposals of property, plant and equipment		68	38	10
Dividends received from joint ventures and associates		75	68	69
Interest received		73	68	30
Net movements in short-term financial investments		7	822	5,953
Net movements in derivatives	[2]	(223)	(412)	330
Net cash flow (used in)/from investing activities – continuing operations		(3,201)	(3,602)	2,396
Net cash flow used in investing activities – discontinued operations		6	156	171
Cash flows from financing activities
Purchase of treasury shares		0	0	(1,017)
Proceeds from issue of treasury shares		16	17	33
Purchase of own shares		(6)	(2)	(5)
Proceeds received from loans		4,218	2,932	1,941
Repayment of loans		(3,253)	(1,969)	(2,156)
Payments of lease liabilities		(121)	(70)	(71)
Net movements in short-term borrowings		(424)	179	(764)
Net movements in derivatives¹	[2]	(187)	35	(267)
Interest paid		(957)	(914)	(853)
Dividends paid to shareholders		(892)	(1,160)	(4,487)
Net cash flow used in financing activities – continuing operations		(1,606)	(952)	(7,646)
Net cash flow (used in)/from financing activities – discontinued operations		0	0	(231)
Net decrease in cash and cash equivalents		(183)	(80)	(807)
Exchange movements		4	3	(3)
Cash and cash equivalents, beginning balance		252	329	1,139
Cash and cash equivalents, ending balance		£ 73	£ 252	£ 329

[1]	For 2020, we have ceased to present exceptional items and remeasurements separately on the face of the consolidated income statement. For the purposes of presenting the consolidated cash flow statement, we accordingly no longer present either a non-cash adjustment to add back exceptional items and remeasurements, or cash flows relating to operating exceptional items as a separate line item. For the purposes of re-presenting comparative cash flow financial information on a comparable basis, we have accordingly reclassified amounts previously disclosed within these categories as follows: 2019: Net impact of cash flows relating to exceptional items of £172 million: comprising a £137 million increase in depreciation, amortisation and impairment, a £76 million decrease to changes in working capital, a £128 million increase in changes in provisions and a £17 million decrease in pensions and other post-retirement obligations. 2018: Net impact of cash flows relating to exceptional items of £10 million: reflected as a £10 million decrease to changes in working capital.
[2]	Certain derivative balances have been represented for all periods presented to reflect a reclassification from financing activities to investing activities to reflect a change in accounting policy (see note 1 for details).